Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Accounts receivable - related parties, net	$ 244,764
Linsun Smart Technology Co Ltd [Member]
Accounts receivable - related parties, net	92,563
Dogness Network Technology Co Ltd [Member]
Accounts receivable - related parties, net	$ 152,201